UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if amended: [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] add new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Summit Capital Management, LLC
Address:   600 University Street, Suite 2304
           Seattle, WA  98101

Form 13F File Number:  28-7018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lisa M. Burke
Title:     Chief Compliance Officer
Phone No.: 206-447-6200

Signature, Place, and Date of Signing:

Lisa M. Burke          Seattle, Washington            November 15, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      52
Form 13F Information Table Value Total:      $206,295,000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMGEN INC                      EQUITY           031162100    14515   172201 SH       SOLE                   172201
ANADARKO PETROLEUM CORP.       EQUITY           032511107     4415    63150 SH       SOLE                    63150
BARRICK GOLD CORP              EQUITY           067901108     5564   133248 SH       SOLE                   133248
BOEING CO COM                  EQUITY           097023105     5269    75715 SH       SOLE                    75715
CHIMERA INVESTMENT CORP        EQUITY           16934Q109     2512   926864 SH       SOLE                   926864
COCA COLA ENTERPRISES, INC     EQUITY           19122t109      672    21500 SH       SOLE                    21500
DETREX CORP                    EQUITY           250685104     1077    51250 SH       SOLE                    51250
EMERITUS CORP                  EQUITY           291005106      669    31938 SH       SOLE                    31938
ENCANA CORP                    EQUITY           292505104     1408    64230 SH       SOLE                    64230
EXELON CORP                    EQUITY           30161n101     4378   123050 SH       SOLE                   123050
EXXON MOBIL CORP               EQUITY           30231G102     6224    68060 SH       SOLE                    68060
GENERAL ELECTRIC CO            EQUITY           369604103     7214   317663 SH       SOLE                   317663
GSV CAPITAL CORP               EQUITY           36191j101     3151   365175 SH       SOLE                   365175
HUGOTON ROYALTY TRUST          EQUITY           444717102      111    16800 SH       SOLE                    16800
KINDER MORGAN INC              EQUITY           49456b101     1907    53677 SH       SOLE                    53677
LONE PINE RES INC COM          EQUITY           54222a106       56    35863 SH       SOLE                    35863
MICROSOFT CORP                 EQUITY           594918104    21813   732958 SH       SOLE                   732958
MITCHAM INDUSTRIES             EQUITY           606501104      947    59380 SH       SOLE                    59380
NEWMONT MINING CORP HLDG CO    EQUITY           651639106     3977    71000 SH       SOLE                    71000
NOKIA CORP ADR                 EQUITY           654902204     4199  1630732 SH       SOLE                  1630732
NORFOLK SOUTHERN CORP          EQUITY           655844108     2814    44220 SH       SOLE                    44220
NYSE EURONEXT                  EQUITY           629491101     3903   158355 SH       SOLE                   158355
OCCIDENTAL PETE CP DEL COM     EQUITY           674599105     5069    58900 SH       SOLE                    58900
SAFEWAY INC                    EQUITY           786514208     2635   163745 SH       SOLE                   163745
SEQUENOM INC COM               EQUITY           817337405      124    35000 SH       SOLE                    35000
SOUTHWEST AIRLS CO             EQUITY           844741108     4566   520675 SH       SOLE                   520675
TELECOMMUNICATIONS SYS INC     EQUITY           87929j103      196    90500 SH       SOLE                    90500
TRANSOCEAN SEDCO FOREX INC     EQUITY           H8817H100     3506    78100 SH       SOLE                    78100
UNITED PARCEL SERVICE          EQUITY           911312106    27456   383625 SH       SOLE                   383625
US BANCORP NEW                 EQUITY           902973304     5490   160050 SH       SOLE                   160050
VERAMARK TECHNOLOGOES INC      EQUITY           923351100       50   118825 SH       SOLE                   118825
VOLT INFORMATION SCIENCES INC  EQUITY           928703107     1521   235860 SH       SOLE                   235860
YAHOO INC                      EQUITY           984332106     7963   498450 SH       SOLE                   498450
ALERIAN MLP ETF                ETF              00162q866     1787   107865 SH       SOLE                   107865
GABELLI GLOBAL DEAL FUND       ETF              361570104      693    58700 SH       SOLE                    58700
ISHARES S&P 500 INDEX FUND     ETF              464287200     1230     8518 SH       SOLE                     8518
POWERSHARES WILDERHILL CLEAN E ETF              73935x500      273    65684 SH       SOLE                    65684
SHORT S&P 500 PROSHARES        ETF              74347r503    10739   315104 SH       SOLE                   315104
THIRD POINT OFFSHORE INVESTORS ETF              G8846K109     1501   146109 SH       SOLE                   146109
WISDOMTREE MANAGED FUTURES STR ETF              97717w125     4832   119468 SH       SOLE                   119468
DOLPHIN CAPITAL INVESTORS      ETF              00b06gj37     1685  4535100 SH       SOLE                  4535100
ISHARES MSCI ACWI EX US INDEX  ETF              464288240      503    12765 SH       SOLE                    12765
UNITECH CORP PARKS             ETF              G9221L100     2449  4543116 SH       SOLE                  4543116
ELLINGTON FINANCIAL            ETF              288522303     3231   141598 SH       SOLE                   141598
ISHARES GOLD TRUST             ETF              464285105      181    10500 SH       SOLE                    10500
MARKET VECTORS GOLD MINERS     ETF              57060U100     2953    55000 SH       SOLE                    55000
SPROTT PHYSICAL GOLD TRUST     ETF              85207h104      382    25100 SH       SOLE                    25100
STREETTRACKS GOLD TRUST        ETF              78463V107     4721    27465 SH       SOLE                    27465
GENERAL MOTORS 4.75% PFD SER B PFRD             37045v209     9358   251012 SH       SOLE                   251012
ISHARES BARCLAYS 1-3 YRCD BD F ETF              464288646      830     7845 SH       SOLE                     7845
VANGUARD SHORT-TERM CORP BOND  ETF              92206c409      234     2915 SH       SOLE                     2915
PROSHARES ULTRASHT 20 YR US TR ETF              74347b201     3342   214342 SH       SOLE                   214342
PROSHARES SHORT S&P 500        ETF              74347r503    10739   315104 SH       SOLE                   315104